Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul 15, 2011
Registrant Name	dei_EntityRegistrantName	SCHRODER GLOBAL SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001236572
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 15, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul 15, 2011
Prospectus Date	rr_ProspectusDate	Mar 1, 2011

Schroder Global Value Fund (Summary Supplement): | Schroder Global Value Fund
Schroder Global Value Fund

SCHRODER GLOBAL SERIES TRUST

Supplement dated July 15, 2011 to
the Institutional Shares Prospectus dated March 1, 2011 (the “Prospectus”)

Schroder QEP Global Value Fund and Schroder QEP Global Quality Fund — Change of Names

The name of Schroder QEP Global Value Fund has been changed to “Schroder Global Value Fund.”  The name of Schroder QEP Global Quality Fund has been changed to “Schroder Global Quality Fund.”  References to each of those Funds in the Prospectus are hereby revised accordingly.  All headings containing the name “Schroder QEP Global Value Fund” shall read “Schroder Global Value Fund (formerly, Schroder QEP Global Value Fund),” and all headings containing the name “Schroder QEP Global Quality Fund” shall read “Schroder Global Quality Fund (formerly, Schroder QEP Global Quality Fund).”

Redemption Fee

In the Prospectus Summary Information sections of the Schroder Global Value Fund and the Schroder Global Quality Fund, the “Shareholder Fees” tables are replaced in their entirety as follows:

In the Prospectus Summary Information sections of the Schroder Global Value Fund and the Schroder Global Quality Fund, the expense “Example” tables are replaced in their entirety as follows:

Performance Information

In the Prospectus Summary Information section of the Schroder Global Value Fund, the sentence below the heading “Performance Information” is replaced in its entirety as follows:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Schroder Global Value Fund-Institutional Class Schroder Global Value Fund
Redemption Fee on Shares Held Two Months or Less (as a % of amount redeemed)	2.00%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based, for the first year, on the Net Annual Fund Operating Expenses and, for all other periods, on Total Annual Fund Operating Expenses.

Institutional Shares (whether or not shares are redeemed)
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Schroder Global Value Fund-Institutional Class Schroder Global Value Fund	72	316

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Schroder Global Value Fund-Institutional Class Schroder Global Value Fund	72	316

Performance Information
The Fund has not yet commenced operations and does not yet have a calendar year of investment performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Schroder Global Value Fund (Summary Supplement): | Schroder Global Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Schroder Global Value Fund
Supplement Text	ck0001236572_SupplementTextBlock

SCHRODER GLOBAL SERIES TRUST

Supplement dated July 15, 2011 to
the Institutional Shares Prospectus dated March 1, 2011 (the “Prospectus”)

Schroder QEP Global Value Fund and Schroder QEP Global Quality Fund — Change of Names

The name of Schroder QEP Global Value Fund has been changed to “Schroder Global Value Fund.”  The name of Schroder QEP Global Quality Fund has been changed to “Schroder Global Quality Fund.”  References to each of those Funds in the Prospectus are hereby revised accordingly.  All headings containing the name “Schroder QEP Global Value Fund” shall read “Schroder Global Value Fund (formerly, Schroder QEP Global Value Fund),” and all headings containing the name “Schroder QEP Global Quality Fund” shall read “Schroder Global Quality Fund (formerly, Schroder QEP Global Quality Fund).”

Redemption Fee

In the Prospectus Summary Information sections of the Schroder Global Value Fund and the Schroder Global Quality Fund, the “Shareholder Fees” tables are replaced in their entirety as follows:

In the Prospectus Summary Information sections of the Schroder Global Value Fund and the Schroder Global Quality Fund, the expense “Example” tables are replaced in their entirety as follows:

Performance Information

In the Prospectus Summary Information section of the Schroder Global Value Fund, the sentence below the heading “Performance Information” is replaced in its entirety as follows:

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based, for the first year, on the Net Annual Fund Operating Expenses and, for all other periods, on Total Annual Fund Operating Expenses.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Institutional Shares (whether or not shares are redeemed)
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The Fund has not yet commenced operations and does not yet have a calendar year of investment performance.
Schroder Global Value Fund | Schroder Global Value Fund-Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SQVIX
Redemption Fee on Shares Held Two Months or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	316
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	72
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	316

Schroder Global Quality Fund (Summary Supplement): | Schroder Global Quality Fund
Schroder Global Quality Fund

SCHRODER GLOBAL SERIES TRUST

Supplement dated July 15, 2011 to
the Institutional Shares Prospectus dated March 1, 2011 (the “Prospectus”)

Schroder QEP Global Value Fund and Schroder QEP Global Quality Fund — Change of Names

The name of Schroder QEP Global Value Fund has been changed to “Schroder Global Value Fund.”  The name of Schroder QEP Global Quality Fund has been changed to “Schroder Global Quality Fund.”  References to each of those Funds in the Prospectus are hereby revised accordingly.  All headings containing the name “Schroder QEP Global Value Fund” shall read “Schroder Global Value Fund (formerly, Schroder QEP Global Value Fund),” and all headings containing the name “Schroder QEP Global Quality Fund” shall read “Schroder Global Quality Fund (formerly, Schroder QEP Global Quality Fund).”

Redemption Fee

In the Prospectus Summary Information sections of the Schroder Global Value Fund and the Schroder Global Quality Fund, the “Shareholder Fees” tables are replaced in their entirety as follows:

In the Prospectus Summary Information sections of the Schroder Global Value Fund and the Schroder Global Quality Fund, the expense “Example” tables are replaced in their entirety as follows:

Performance Information

In the Prospectus Summary Information section of the Schroder Global Quality Fund, the sentence below the heading “Performance Information” is replaced in its entirety as follows:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Schroder Global Quality Fund-Institutional Class Schroder Global Quality Fund
Redemption Fee on Shares Held Two Months or Less (as a % of amount redeemed)	2.00%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based, for the first year, on the Net Annual Fund Operating Expenses and, for all other periods, on Total Annual Fund Operating Expenses.

Institutional Shares (whether or not shares are redeemed)
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Schroder Global Quality Fund-Institutional Class Schroder Global Quality Fund	72	316

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Schroder Global Quality Fund-Institutional Class Schroder Global Quality Fund	72	316

Performance Information
The Fund recently commenced operations and does not yet have a calendar year of investment performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Schroder Global Quality Fund (Summary Supplement): | Schroder Global Quality Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Schroder Global Quality Fund
Supplement Text	ck0001236572_SupplementTextBlock

SCHRODER GLOBAL SERIES TRUST

Supplement dated July 15, 2011 to
the Institutional Shares Prospectus dated March 1, 2011 (the “Prospectus”)

Schroder QEP Global Value Fund and Schroder QEP Global Quality Fund — Change of Names

The name of Schroder QEP Global Value Fund has been changed to “Schroder Global Value Fund.”  The name of Schroder QEP Global Quality Fund has been changed to “Schroder Global Quality Fund.”  References to each of those Funds in the Prospectus are hereby revised accordingly.  All headings containing the name “Schroder QEP Global Value Fund” shall read “Schroder Global Value Fund (formerly, Schroder QEP Global Value Fund),” and all headings containing the name “Schroder QEP Global Quality Fund” shall read “Schroder Global Quality Fund (formerly, Schroder QEP Global Quality Fund).”

Redemption Fee

In the Prospectus Summary Information sections of the Schroder Global Value Fund and the Schroder Global Quality Fund, the “Shareholder Fees” tables are replaced in their entirety as follows:

In the Prospectus Summary Information sections of the Schroder Global Value Fund and the Schroder Global Quality Fund, the expense “Example” tables are replaced in their entirety as follows:

Performance Information

In the Prospectus Summary Information section of the Schroder Global Quality Fund, the sentence below the heading “Performance Information” is replaced in its entirety as follows:

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based, for the first year, on the Net Annual Fund Operating Expenses and, for all other periods, on Total Annual Fund Operating Expenses.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Institutional Shares (whether or not shares are redeemed)
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The Fund recently commenced operations and does not yet have a calendar year of investment performance.
Schroder Global Quality Fund | Schroder Global Quality Fund-Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SQQIX
Redemption Fee on Shares Held Two Months or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	316
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	72
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	316